Regulatory Matters and Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory capital ratios

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1	Total	Tier 1
(Millions, except percentages)	capital	capital	capital ratio	capital ratio	leverage ratio
December 31, 2012:
American Express Company	$14,920	$17,349	11.9%	13.8%	10.2%
American Express Centurion Bank	$5,814	$6,227	17.6%	18.9%	17.0%
American Express Bank, FSB	$6,649	$7,556	16.5%	18.7%	17.5	% (a)
December 31, 2011:
American Express Company	$14,881	$17,271	12.3%	14.3%	10.2%
American Express Centurion Bank	$6,029	$6,431	18.8%	20.1%	19.1%
American Express Bank, FSB	$6,493	$7,363	17.4%	19.8%	18.4	% (b)

Well-capitalized ratios(d)			6.0%	10.0%	5.0	% (c)
Minimum capital ratios(d)			4.0%	8.0%	4.0%

  FSB leverage ratio is calculated using ending total assets as prescribed by OCC regulations applicable to federal savings banks.
  FSB leverage ratio represents Tier 1 core capital ratio (as defined by OCC regulations applicable to federal savings banks), calculated similarly to Tier 1 leverage ratio.
  Represents requirements for banking subsidiaries to be considered “well-capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well-capitalized” definition for the Tier 1 leverage ratio for a bank holding company.
  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.